Cover	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Registrant Name	China SXT Pharmaceuticals, Inc.
Entity Central Index Key	0001723980
Entity File Number	001-38773
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Incorporation, Date of Incorporation	Jul. 04, 2017
Entity Address, Address Line One	178 Taidong Rd North
Entity Address, City or Town	Taizhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	Class A Ordinary shares, no par value each
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	958,077
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Feng Zhou
Entity Address, Address Line One	178 Taidong Rd North
Entity Address, City or Town	Taizhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
City Area Code	+86
Local Phone Number	523-86298290